Debt - Senior Secured Credit Facilities - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 17, 2015	Mar. 17, 2015	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Jul. 16, 2015	Mar. 11, 2015	Jan. 31, 2012
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 1,415,750,000	$ 657,217,000	$ 762,250,000	$ 234,681,000	$ 726,442,000
Write-off of costs from extinguishment of debt					12,135,000			3,100,000
Outstanding letters of credit			$ 60,000,000		60,000,000			26,000,000
Deferred financing fees, net							17,200,000	11,500,000
Financing fees			(32,641,000)		(64,313,000)			$ (3,115,000)	$ (9,469,000)
Interest expense			17,800,000	$ 19,900,000	54,600,000	$ 56,400,000
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			650,000,000		$ 650,000,000		$ 422,000,000
Quarterly principal repayments percentage					0.25%		0.25%
Frequency of periodic payment					Term debt are due on the last business day of each March, June, September and December		Term debt due on the last business day of each March, June, September and December.
Proceeds from issuance of debt							$ 25,000,000
Change in interest rate							1.00%
Maturity date					Jul. 17, 2022		Jan. 30, 2019
Credit facility revolving commitments							$ 150,000,000
Basis spread description	25 basis point
Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.751
Senior Secured Credit Facilities [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	2.25%
Senior Secured Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
Senior Secured Credit Facilities [Member] | Libor Floor Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Senior Secured Credit Facilities [Member] | Uncommitted Incremental Facility [Member]
Debt Instrument [Line Items]
Line of credit facility additional borrowing capacity							$ 135,000,000
Effective interest rate							5.00%
Senior Secured Credit Facilities [Member] | Uncommitted Incremental Facility [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							0.50%
Senior Secured Credit Facilities [Member] | Uncommitted Incremental Facility [Member] | Libor Plus Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
Senior Secured Credit Facilities [Member] | Uncommitted Incremental Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Line of credit facility minimum interest rate							2.25%
Interest rate - Revolving credit commitments, minimum interest rate							2.75%
Senior Secured Credit Facilities [Member] | Uncommitted Incremental Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							3.75%
Line of credit facility minimum interest rate							1.25%
Senior Secured Credit Facilities [Member] | First Lien Leverage Ratio January 1, 2013 To June 30, 2014 [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio							4.75
Senior Secured Credit Facilities [Member] | First Lien Net Leverage Ratio - July 1, 2014 to June 30, 2015 [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio							4.50
Senior Secured Credit Facilities [Member] | First Lien Net Leverage Ratio - Thereafter [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio							4.25
Senior Secured Credit Facilities [Member] | Interest Coverage Ratio - January 1, 2013 to December 31, 2014 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum							1.70
Senior Secured Credit Facilities [Member] | Interest Coverage Ratio - Thereafter [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum							1.85
Senior Secured Credit Facilities [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 650,000,000									$ 422,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			235,000,000		$ 235,000,000							$ 150,000,000
Effective interest rate							4.20%
Revolving credit facility, maturity date		Mar. 11, 2020					Jan. 30, 2017
Outstanding letters of credit			$ 60,000,000		$ 60,000,000		$ 0
Line of credit facility, maximum borrowing capacity		$ 235,000,000									$ 150,000,000
Revolving Credit Facility [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%		0.50%
Revolving Credit Facility [Member] | Libor Plus Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%		1.00%
Effective interest rate			3.60%		3.60%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%
Interest rate - Revolving credit commitments, minimum interest rate					2.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.50%		3.50%
Letter of Credit [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			$ 24,400,000		$ 24,400,000		$ 23,300,000
Line of credit facility, maximum borrowing capacity			$ 150,600,000		$ 150,600,000		$ 126,700,000